Organization - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Feb. 08, 2022
Cash Acquired From Business Acquisition And PIPE Financing	$ 43,800	$ 43,800
Cash and cash equivalents	18,719	26,106	$ 7,598
Proceeds From Share Subscription Facility Provided By Business Acquired	125,000	125,000
Payment For Settlement Of Debt Outstanding	$ 106,000	$ 106,000
Percentage Of Employees		50.00%
Gain on forgiveness of PPP loan		$ 2,515	$ 0
PIPE Shares [Member] | Subscription Agreement [Member]
Number Of Shares Subscribed To Purchase | shares | shares	184,750	184,750
Per share Price Of Subscribed Shares | $ / shares | $ / shares	$ 200	$ 200
Value Of Subscribed Shares	$ 37,000	$ 37,000
Except Series B And Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Common Stock Convertible Conversion Ratio	0.194	0.194
Series B Convertible Preferred Stock (Legacy Quanergy) [Member]
Common Stock Convertible Conversion Ratio	0.5711	0.5771		0.5771
Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Common Stock Convertible Conversion Ratio	0.7155	0.7155		0.7155